COMMON STOCK - TRANSACTIONS (Details)		1 Months Ended							9 Months Ended		12 Months Ended
	Apr. 08, 2015 shares	Jul. 31, 2017 shares	Jan. 31, 2017 shares	Mar. 31, 2016 USD ($) $ / shares shares	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares
Common stock disclosures
Proceeds from exercise of stock options | $									$ 26,000	$ 191,000	$ 191,000	$ 1,068,000	$ 212,000
Issuance of common stock to 401(k) plan | $											208,000	201,000	173,000
Proceeds from issuance of stock under ESPP | $									$ 51,000	$ 91,000	$ 91,000
Proceeds from exercise of warrants | $												$ 7,789,000	12,000
Reverse stock split ratio	0.25
Stock issued during period, shares, reverse stock splits	1,514
Common stock issued for services | $													477,000
Fair value of stock issued for services | $													$ 477,000
Sales Agreement
Common stock disclosures
Issuance of stock in public offering (in shares)												388,245
Net proceeds from issuance of equity (in dollars) | $												$ 3,442,000
Aggregate proceeds from sale agreement of shares of common stock | $					$ 50,000,000
Percentage of Commission on the gross proceeds from sales agreement of shares of common stock					3.00%
Employee Stock Purchase Plan
Common stock disclosures
Stock issued under ESPP (in shares)		9,764	7,986
Common Stock
Common stock disclosures
Issuance of common stock upon exercise of stock options (in shares)									89,387		135,205	316,177	132,900
Proceeds from exercise of stock options | $									$ 26,000		$ 191,000	$ 1,068,000	$ 212,000
Issuance of common stock upon cashless exercise of warrants (in shares)											4,979	25,052	6,903
Issuance of common stock to 401(k) plan (in shares)									61,587		37,528	17,437	41,753
Issuance of common stock to 401(k) plan | $									$ 154,000		$ 208,000	$ 201,000	$ 173,000
Stock issued under ESPP (in shares)									17,750		16,729
Proceeds from issuance of stock under ESPP | $									$ 51,000		$ 91,000
Issuance of stock in public offering (in shares)												2,388,245	3,500,312
Number of shares for stock options in cashless exercise (in shares)												52,224
Issuance of stock for noncash exercise-stock options (in shares)												14,961
Issuance of stock for cash-stock options (in shares)												301,216
Issuance of common stock upon exercise of warrants (in shares)												1,379,575	9,975
Number of warrants to purchase common stock (in shares)												40,955	15,655
Shares issued through cashless exercise provision-warrants (in shares)											4,979	25,052	6,903
Issuance of stock for cash- warrants (in shares)												1,354,523	3,072
Proceeds from exercise of warrants | $												$ 7,789,000	$ 12,000
Issuance of common stock for services (in shares)											365		74,626
Common stock issued for services | $								$ 282,000
Common Stock | Michael J. Astrue, Interim Chief Executive Officer
Common stock disclosures
Issuance of common stock for services (in shares)								27,212
Common Stock | Gregory D. Perry, Interim Chief Financial Officer
Common stock disclosures
Issuance of common stock for services (in shares)								5,594
Common Stock | Certain Employees
Common stock disclosures
Issuance of common stock for services (in shares)							41,821
Fair value of stock issued for services | $							$ 195,000
Common Stock | Public offering
Common stock disclosures
Issuance of stock in public offering (in shares)						2,000,000
Net proceeds from issuance of equity (in dollars) | $						$ 11,038,000
Common Stock | Public Offering, March 2016
Common stock disclosures
Warrants for purchase of common stock (in shares)				2,146,666
Equity issuance (in price per unit) | $ / shares				$ 7.49
Common Stock | Public Offering - Underwritten
Common stock disclosures
Warrants for purchase of common stock (in shares)							1,750,156						1,750,156
Equity issuance (in price per unit) | $ / shares							$ 4.60						$ 4.60
Warrants | Public Offering, March 2016
Common stock disclosures
Equity issuance (in price per unit) | $ / shares				0.01
Exercise price (in dollars per unit) | $ / shares				$ 10.00
Percentage of warrant exercises price over public offering price				133.00%
Warrants | Public Offering - Underwritten
Common stock disclosures
Equity issuance (in price per unit) | $ / shares							0.00001						0.00001
Exercise price (in dollars per unit) | $ / shares							$ 5.75						$ 5.75
Percentage of warrant exercises price over public offering price													125.00%
Common Stock And Warrants | Public Offering, March 2016
Common stock disclosures
Issuance of stock in public offering (in shares)				4,293,333
Net proceeds from issuance of equity (in dollars) | $				$ 29,905,000
Common Stock And Warrants | Public Offering - Underwritten
Common stock disclosures
Issuance of stock in public offering (in shares)													3,500,312
Net proceeds from issuance of equity (in dollars) | $													$ 14,600,000